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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-08363

___________________________________

Evergreen Select Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street

Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:     (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for one of its series, Evergreen Strategic Growth Fund, for the quarter ended December 31, 2008. This series has September 30 fiscal year end.

Date of reporting period:     December 31, 2008

Item 1 – Schedule of Investments

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 90.9%
CONSUMER DISCRETIONARY 10.6%
Hotels, Restaurants & Leisure 1.6%
Burger King Holdings, Inc. Þ	284,075	$6,783,711

Internet & Catalog Retail 1.9%
Amazon.com, Inc. Þ *	148,875	7,634,310

Multiline Retail 2.0%
Family Dollar Stores, Inc. Þ	310,000	8,081,700

Specialty Retail 5.1%
GameStop Corp., Class A Þ *	339,075	7,344,365
Home Depot, Inc. Þ	201,875	4,647,162
Lowe's Cos. Þ	409,160	8,805,123

		20,796,650

CONSUMER STAPLES 13.1%
Beverages 3.8%
PepsiCo, Inc. Þ	282,546	15,475,044

Food & Staples Retailing 0.8%
Kroger Co.	127,575	3,369,256

Food Products 2.0%
H.J. Heinz Co.	167,325	6,291,420
Kraft Foods, Inc., Class A	72,275	1,940,584

		8,232,004

Household Products 1.8%
Kimberly-Clark Corp.	136,750	7,212,195

Tobacco 4.7%
Philip Morris International, Inc.	440,672	19,173,639

ENERGY 5.4%
Energy Equipment & Services 3.1%
National Oilwell Varco, Inc. *	281,625	6,882,915
Smith International, Inc.	93,675	2,144,221
Weatherford International, Ltd. *	322,825	3,492,966

		12,520,102

Oil, Gas & Consumable Fuels 2.3%
Anadarko Petroleum Corp.	53,275	2,053,751
Apache Corp.	71,925	5,360,570
Devon Energy Corp.	27,850	1,830,024

		9,244,345

FINANCIALS 2.6%
Consumer Finance 2.3%
Visa, Inc., Class A Þ	182,542	9,574,328

Diversified Financial Services 0.3%
JPMorgan Chase & Co.	37,825	1,192,622

HEALTH CARE 23.3%
Biotechnology 6.2%
Genentech, Inc. Þ *	144,400	11,972,204
Genzyme Corp. *	65,275	4,332,302
Gilead Sciences, Inc. Þ *	172,490	8,821,138

		25,125,644

1

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 5.5%
Baxter International, Inc.	165,450	$8,866,466
Becton, Dickinson & Co. Þ	111,150	7,601,549
Hologic, Inc. Þ *	156,350	2,043,494
Zimmer Holdings, Inc. Þ *	93,625	3,784,322

		22,295,831

Health Care Providers & Services 3.5%
Express Scripts, Inc. *	153,175	8,421,561
Medco Health Solutions, Inc. *	137,950	5,781,485

		14,203,046

Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc. *	193,375	6,588,286

Pharmaceuticals 6.5%
Bristol-Myers Squibb Co.	426,725	9,921,356
Merck & Co., Inc.	303,130	9,215,152
Pfizer, Inc. Þ	422,350	7,479,819

		26,616,327

INDUSTRIALS 8.2%
Aerospace & Defense 1.8%
United Technologies Corp.	133,450	7,152,920

Air Freight & Logistics 1.5%
FedEx Corp.	98,700	6,331,605

Commercial Services & Supplies 0.9%
Waste Management, Inc.	108,725	3,603,147

Electrical Equipment 1.9%
Emerson Electric Co. Þ	211,000	7,724,710

Machinery 1.4%
Ingersoll-Rand Co., Ltd., Class A Þ	182,975	3,174,616
SPX Corp.	64,400	2,611,420

		5,786,036

Road & Rail 0.7%
Union Pacific Corp.	59,925	2,864,415

INFORMATION TECHNOLOGY 21.9%
Communications Equipment 2.8%
QUALCOMM, Inc. Þ	324,265	11,618,415

Computers & Peripherals 10.0%
Apple, Inc. Þ *	159,990	13,655,147
Hewlett-Packard Co. Þ	461,000	16,729,690
International Business Machines Corp. Þ	124,575	10,484,232

		40,869,069

Internet Software & Services 3.9%
Google, Inc., Class A Þ *	51,549	15,859,050

Semiconductors & Semiconductor Equipment 1.5%
Intel Corp. Þ	404,445	5,929,164

2

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 3.7%
Microsoft Corp. Þ	268,595	$5,221,487
Oracle Corp. Þ *	549,120	9,735,897

		14,957,384

MATERIALS 4.6%
Chemicals 4.0%
Air Products & Chemicals, Inc.	141,850	7,130,799
Monsanto Co. Þ	126,225	8,879,929

		16,010,728

Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	103,900	2,539,316

UTILITIES 1.2%
Electric Utilities 1.2%
NRG Energy, Inc. * Þ	199,725	4,659,584

Total Common Stocks (cost $433,824,132)		370,024,583

EXCHANGE TRADED FUNDS 4.4%
SPDR KBW Bank Þ	552,257	12,088,906
SPDR KBW Insurance	208,050	5,744,260

Total Exchange Traded Funds (cost $20,746,467)		17,833,166

SHORT-TERM INVESTMENTS 44.9%
MUTUAL FUND SHARES 44.9%
BGI Prime Money Market Fund, Premium Shares, 1.37% q ÞÞ	12,289,343	12,289,343
BlackRock Liquidity TempFund, Institutional Class, 1.66% q ÞÞ	30,600,026	30,600,026
Evergreen Institutional Money Market Fund, Class I, 1.53% q ÞÞ ø	128,623,065	128,623,065
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.85% q ÞÞ	11,540,255	11,540,255

Total Short-Term Investments (cost $183,052,689)		183,052,689

Total Investments (cost $637,623,288) 140.2%		570,910,438
Other Assets and Liabilities (40.2%)		(163,639,137)

Net Assets 100.0%		$407,271,301

Þ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

SPDR	Standard & Poor's Depository Receipts

On December 31, 2008, the aggregate cost of securities for federal income tax purposes was $641,741,554. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,137,294 and $81,968,410, respectively, with a net unrealized depreciation of $70,831,116.

3

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2008, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$570,910,438
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
Total	$570,910,438

4

Item 2 –  Controls and Procedures

(a)    The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)   There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)   Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
       W. Douglas Munn
       Principal Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _______________________

       W. Douglas Munn
       Principal Executive Officer

Date: February 27, 2009

By: ________________________
       Jeremy DePalma
       Principal Financial Officer

Date: February 27, 2009